Goodwill and Intangible Assets, net - Intangible Assets and weighted average remaining useful lives (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 20,868	$ 1,368
Accumulated amortization	1,729	0
Net Carrying Value	$ 19,139	1,368
Acquired Technology
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives	3 years
Gross Carrying Value	$ 5,500	0
Accumulated amortization	1,146	0
Net Carrying Value	$ 4,354	0
Trademarks and Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives	15 years
Gross Carrying Value	$ 14,000	0
Accumulated amortization	583	0
Net Carrying Value	13,417	0
Trademarks and Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,368	1,368
Accumulated amortization	0	0
Net Carrying Value	$ 1,368	$ 1,368